Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Key Management Personnel	Remuneration of directors and key management personnel of the Company for the years ended March 31, 2024, 2023, and 2022 were as follows:
	For the years ended March 31,
	2024	2023	2022
Consulting fees charged by directors of the Company	$26,000	$25,100	$64,000
Salaries, fees and benefits	$234,800	$200,000	$188,021
Share-based payments	$1,455,180	$600,000	$-

Schedule of Related Party Balances	Related party balances as at March 31, 2024 and 2023 were as follows:
	March 31, 2024	March 31, 2023
Amounts due to Directors and Officers of the Company	$171,294	$322,176
Amounts due to companies controlled by directors and officers	83,575	62,700
Total	$254,869	$384,876